Segment Information (Details)	12 Months Ended
Dec. 31, 2025 Segment
Segment Information [Abstract]
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	chief executive officer
Number of operating segment	1
Reportable segment flag	true
Description of CODM	The CODM assesses performance and decides how to allocate resources based on consolidated net income (loss) as reported on the audited consolidated statements of operations and comprehensive income (loss).